Consolidated Income Statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	€ 5,686	€ 5,237	€ 4,743
Cost of sales	(5,148)	(4,682)	(4,208)
Gross profit	538	555	535
Selling and administrative expenses	(247)	(247)	(253)
Research and development expenses	(40)	(36)	(31)
Restructuring costs	(1)	(4)	(5)
Other gains / (losses)-net	154	70	21
(Loss) / Income from operations	404	338	267
Finance costs-net	(149)	(260)	(188)
Share of loss of joint-ventures	(33)	(29)	(14)
Income / (loss) before income tax	222	49	65
Income tax expense	(32)	(80)	(69)
Net income / (loss)	190	(31)	(4)
Net income / (loss) attributable to:
Equity holders of Constellium	188	(31)	(4)
Non-controlling interests	2
Net income / (loss)	€ 190	€ (31)	€ (4)
Earnings per share attributable to the equity holders of Constellium
Basic	€ 1.40	€ (0.28)	€ (0.04)
Diluted	€ 1.37	€ (0.28)	€ (0.04)